Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Expense or Benefit
The following tables provide the components of income tax expenses for the calendar year ended December 31, 2019, three months ended December 31, 2018, and for fiscal years ended September 30, 2018 and 2017.

Components of Income Tax Expense (Benefit)
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In thousands)	2019	2018	2018	2017
Current:
Federal	$—	$—	$—	$1,722
State	—	—	1,274	1,283
Total current	—	—	1,274	3,005
Deferred:
Federal	11,496	8,746	(35,668)	66,106
State	7,245	(1,110)	10,107	13,479
Total deferred(a)(b)	18,741	7,636	(25,561)	79,585
Amortization of investment tax credits	(658)	(165)	(702)	(751)
Total income tax expense (benefit)	$18,083	$7,471	$(24,989)	$81,839
(a) Includes tax expense of $1.2 million and $7.0 million related to re-measurement of deferred income taxes for three months ended December 31, 2018 and the fiscal year ended September 30, 2018, respectively.
(b)The amounts were adjusted due to the change in accounting principle we made during the third quarter of 2020. We have retrospectively applied the change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.

Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
The effective income tax rate from continuing operations varies from the U.S. Federal statutory rate principally due to the following:

Reconciliation Between the Statutory Federal Income Tax Rate and Effective Tax Rate
	Calendar Year Ended December 31,		Three Months Ended December 31,		Fiscal Years Ended September 30,
(In thousands)	2019		2018		2018		2017
Income taxes at statutory federal income tax rate(a)	24,189	21.00%	11,670	21.00%	(10,319)	21.00%	76,767	35.00%
Increase (decrease) in income taxes resulting from:
Plant basis differences	699	0.61	(4,261)	(7.67)	1,079	(2.20)	2,213	1.01
Allowance for funds used during construction	—	—	(520)	(0.94)	(70)	0.14	(291)	(0.13)
Amortization of investment tax credits	(658)	(0.57)	(165)	(0.30)	(703)	1.43	(751)	(0.34)
Amortization of excess deferred taxes	(18,020)	(15.64)	(2,431)	(4.37)	(9,798)	19.94	(196)	(0.09)
Cost of removal	5,837	5.07	(28)	(0.05)	(1,561)	3.18	(2,944)	(1.34)
State income taxes-net of federal benefit	6,259	5.43	2,665	4.80	(2,492)	5.07	9,778	4.46
Re-measurement	—	—	1,243	2.23	7,031	(14.31)	—	—
ASU 2016-09 adoption	—	—	—	—	(3,223)	6.56	—	—
Return to provision adjustment	(1,666)	(1.45)	—	—	(4,669)	9.50	(4,859)	(2.22)
Compensation Limitation under 162(m) and 280G	1,032	0.90	—	—	—	—	—	—
Other items-net	411	0.35	(702)	(1.26)	(264)	0.54	2,122	0.96
Total income tax expense (benefit) and effective tax rate	$18,083	15.70%	$7,471	13.44%	$(24,989)	50.85%	$81,839	37.31%
(a)As a result of the merger with AltaGas, Washington Gas is subject to two separate short periods and accompanying returns. The first period through July 6, 2018 is subjected to a higher, blended federal statutory tax rate. Due to the net operating loss for federal tax purposes through September 30, 2018, all the year activity is ultimately taxed at 21%. As such, for presentational purposes, we applied a 21% rate to the entire fiscal year 2018 activity.

Components of Accumulated Deferred Income Tax Assets (Liabilities)
The following table provides the components of accumulated deferred income tax assets (liabilities) for Washington Gas at December 31, 2019 and 2018, and September 30, 2018.

Components of Accumulated Deferred Income Tax Assets (Liabilities)
(In thousands)	December 31, 2019	December 31, 2018
Deferred income tax assets:
Pensions (a)	$15,718	$23,574
Uncollectible accounts	4,856	1,680
Inventory overheads	3,504	4,088
Employee compensation and benefits	30,461	40,960
Derivatives	6,522	8,737
Income taxes recoverable through future rates	130,946	96,256
Net operating loss	132,774	84,674
Total assets	324,781	259,969
Deferred income tax liabilities:
Other post-retirement benefits (a)	88,031	64,625
Accelerated depreciation and other plant related items	691,134	636,196
Losses/gains on reacquired debt	499	571
Deferred gas costs	9,831	14,928
Other	3	1,037
Total liabilities	789,498	717,357
Net accumulated deferred income tax assets (liabilities)	$(464,717)	$(457,388)
(a) The amounts were adjusted due to the change in accounting principle we made during the third quarter of 2020. We have retrospectively applied the change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.

Unrecognized Tax Benefits	The following table summarizes the change in unrecognized tax benefits during calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years of 2018 and 2017, and our total unrecognized tax benefits at the periods under the provisions of ASC Topic 740:

Unrecognized Tax Benefits
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In thousands)	2019	2018	2018	2017
Total unrecognized tax benefits at beginning of the periods	$35,906	$43,567	$48,009	$42,283
Increases resulting from current period tax positions	—	2,574	10,947	10,766
Decreases resulting from prior period tax positions	(9,447)	(10,235)	(15,389)	(5,040)
Total unrecognized tax benefits at end of the periods	$26,459	$35,906	$43,567	$48,009